Stock-Based Compensation	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Note 5 – Stock-Based Compensation:

The terms and vesting schedules for share-based awards vary by type of grant and the employment status of the grantee.  Generally, the awards vest based upon time-based conditions or achievement of specified goals and milestones.

On September 13, 2013, the Company issued 46,780 options that are subject to vesting first based upon specified goals and milestones and then based upon time-based conditions.  On the issuance date, such options had an aggregate Black-Scholes value of $201,154.  As of September 30, 2013, the Company reviewed the specified goals and milestones on an employee by employee basis.  Based upon the review, the Company has estimated that it was probable that, on average, the employees would achieve 41% of the target goals.   As a result, the Company is recognizing 41% of the aggregate fair value of the options ratably over the time-based vesting period.

Also, on September 13, 2013, the Company issued an additional 26,500 options that are subject to time-based conditions only.  On the issuance date, such options had an aggregate Black-Scholes value of $108,650.

There were no options granted during the three month period ended September 30, 2012.

The fair value of each stock option granted or vesting has been determined using the Black-Scholes model.  The material factors incorporated in the Black-Scholes model in estimating the value of the options include the following:

Three Months Ended September 30,
	2013	2012

Risk-free interest rate (1)	1.65-1.96%	None
Expected volatility	99%	None
Dividend yield	None	None
Expected life (2)	5.5-10.0	None

(1)	Represents the interest rate on a U.S. Treasury security with a maturity date corresponding to that of the option term.
(2)
Expected life for time based stock options was estimated using the “simplified” method, as allowed under the provisions of the Securities and Exchange Commission Staff Accounting Bulletin No.110. Expected life for performance based stock options was the actual term of the option.

In August 2013, the Company’s compensation committee determined that the performance metrics for the options granted in November 2012 had not been fully met and 75% of those options were forfeited.  As a result of the options being forfeited, stock based compensation was reduced by $9,100 during the three month period ended September 30, 2013.  The remaining retained options will continue to vest pursuant to the vesting schedule.

The economic values of the options will depend on the future price of the Company's Common Stock, which cannot be forecast with reasonable accuracy.

Stock option activity under the Company’s 2008 Plan and 1998 Plan for the three months ended September, 2013 is summarized as follows:

		Weighted
	Aggregate	Average	Exercise Price
	Number	Exercise Price	Range
Outstanding, July 1, 2013	231,748	$35.00	$4.30 – 345.00
Granted	73,280	5.40	5.40
Exercised	-	-	-
Forfeited	(27,788)	16.50	16.50
Expired	-	-	-
Outstanding, September 30, 2013	277,240	$29.30	$4.30 - 345.00

Options exercisable at September 30, 2013	185,031	$38.37

Options exercisable and expected to become exercisable at September 30, 2013	262,795

Weighted average fair value of options granted during the three months ended September 30, 2013	$4.23

As of September 30, 2013, the aggregate intrinsic value of stock options outstanding was $0, with a weighted-average remaining term of 7.9 years.  The aggregate intrinsic value of stock options exercisable at that same date was $0, with a weighted-average remaining term of 7.1 years.  As of September 30, 2013, the Company has 811shares available for future stock option grants.

Stock-based compensation expense for the three months ended September 30, 2013 and September 30, 2012 amounted to $124,466 and $153,562, respectively.

As of September 30, 2013, total stock-based compensation expense not yet recognized related to stock option grants amounted to approximately $762,000 , which will be recognized over the next 47.5 months.

10.   Stock-Based Compensation

In December 2008, the Company adopted the 2008 Incentive Compensation Plan (the "2008 Plan"), which provides for the grant of stock options, stock grants and stock purchase rights to certain designated employees and certain other persons performing services for the Company, as designated by the board of directors.  Pursuant to the 2008 Plan, an aggregate of 51,372 shares of Common Stock had been reserved for issuance.  On May 25, 2010, the Company increased the aggregate shares of Common Stock reserved for issuance under the 2008 Plan to 111,372.  On March 11, 2011, the Company increased the aggregate shares of Common Stock reserved for issuance under the 2008 Plan to 230,050.  Additionally, on January 1 of each calendar year beginning with the calendar year 2012 and ending with the calendar year 2015, the share reserve will automatically increase so that the total number of shares available for issuance under the 2008 Plan is 15% of the fully diluted shares as of the date of such increase, but in no event will such annual increase exceed 70,000 shares per year.  On January 1, 2012, the increase in Common Stock reserved for issuance under the 2008 Plan was 22,103.  On January 1, 2013, the increase in Common Stock reserved for issuance under the 2008 Plan was 8,658.  The 2008 Plan is intended to serve as a successor to the Amended and Restated 1998 Stock Incentive Plan (the “1998 Plan”), which terminated in December 2008.  On February 19, 2009, the Company filed a registration statement with the SEC to register all of the 61,372 shares of Common Stock underlying the 2008 Plan.  On June 8, 2010, the Company filed with the SEC an amendment to the registration statement to register the additional 50,000 shares of Common Stock underlying the 2008 Plan.  On January 4, 2012, the Company filed with the SEC an amendment to the registration statement to register the additional 22,103 shares of Common Stock underlying the 2008 Plan.  On March 8, 2013, the Company filed with the SEC an amendment to the registration statement to register the additional 8,658 shares of Common Stock underlying the 2008 Plan.  The registration statement and amendments were deemed effective upon filing.

The terms and vesting schedules for share-based awards vary by type of grant and the employment status of the grantee.  Generally, the awards vest based upon time-based conditions or achievement of specified goals and milestones.

On November 16, 2012, the Company issued 37,050 options that are subject to vesting first based upon specified goals and milestones and then based upon time-based conditions.  On the issuance date, such options had an aggregate Black-Scholes value of $489,060.  As of June 30, 2013, the Company reviewed the specified goals and milestones on an employee by employee basis.  Based upon the review, the Company has estimated that it was probable that, on average, the employees would achieve 55% of the target goals.  As a result, the Company is recognizing 55% of the aggregate fair value of the options ratably over the time-based vesting period.

Stock option activity under the 2008 Plan and 1998 Plan is summarized as follows:

		Weighted
	Aggregate	Average	Exercise Price
	Number	Exercise Price	Range
Outstanding, July 31, 2010	72,692	$113.00	$29.00 - 400.00
Granted	45,791	26.00	26.00 – 32.00
Exercised	-	-	-
Cancelled	-	-	-
Expired	(5,000)	114.00	99.00 – 225.00
Outstanding, June 30, 2011	113,483	78.00	26.00 – 400.00
Granted	52,744	23.00	20.00 – 26.00
Exercised	-	-	-
Cancelled	-	-	-
Expired	(9,750)	232.00	15.00 – 400.00
Outstanding, June 30, 2012	156,477	50.00	20.00 – 345.00
Granted	89,670	14.00	4.00 - 18.00
Exercised	-	-	-
Cancelled	(11,525)	23.00	23.00
Expired	(2,875)	202.00	109.00 - 235.00
Outstanding, June 30, 2013	231,747	$35.00	$4.00 - 345.00

Options exercisable at June 30, 2013	166,122	$41.00
Options exercisable at June 30, 2012	101,011	$62.00
Options exercisable at June 30, 2011	72,744	$104.00

Weighted average fair value of options granted during the fiscal year ended June 30, 2013	$11.00
Weighted average fair value of options granted during the fiscal year ended June 30, 2012	$17.00
Weighted average fair value of options granted during the fiscal year ended June 30, 2011	$33.00

Non-vested stock option activity under the Plan is summarized as follows:

		Weighted-average
	Number of	Grant-Date
	Options	Fair Value
Non-vested stock options at July 1, 2012	55,467	$25.00
Granted	89,670	11.00
Vested	(67,986)	13.00
Forfeited	(11,525)	18.00
Non-vested stock options at June 30, 2013	65,626	$16.00

As of June 30, 2013, the aggregate intrinsic value of stock options outstanding was $0, with a weighted-average remaining term of 7.6 years.  The aggregate intrinsic value of stock options exercisable at that same date was $0, with a weighted-average remaining term of 7.1 years.  As of June 30, 2013, the Company has 4,630,353 shares available for future stock option grants.

As of June 30, 2013, the aggregate intrinsic value of stock options outstanding was $0, with a weighted-average remaining term of 7.6 years. The aggregate intrinsic value of stock options exercisable at that same date was $0, with a weighted-average remaining term of 7.1 years. As of June 30, 2013, the Company has 46,304 shares available for future stock option grants.

Warrants

Total outstanding warrants at June 30, 2013 were as follows:

Strike Price	Warrants
$345.00	150
$315.00	200
$140.00	50
$108.00	25
$60.00	27,709
$35.00	197,453
$32.00	3,000
$29.00	49,269
$26.00	50
$1.00	5,250
283,156

As of June 30, 2013, all of the above warrants are exercisable expiring at various dates through 2017.  At June 30, 2013, the weighted-average exercise price on the above warrants was $36.00.

On August 8, 2012, pursuant to a warrant exchange agreement, 172,625 of the warrants with an exercise price of $35.00 were exchanged for 69,022 shares of Common Stock.

On April 8, 2013 and June 24, 2013, pursuant to warrant exchange agreements, an aggregate of 300,000 of the warrants with an initial exercise price of $12.00, which was subsequently reset to $3.00, were exchanged for an aggregate of 300,000 shares of Common Stock.

Long-Term Incentive Program

On December 13, 2007, the Company adopted a Long-Term Equity Incentive Program for the members of the executive management team in which key employees will be awarded shares of the Company’s Common Stock and options to acquire shares of the Company’s Common Stock if the Company achieves certain target goals relating to its multiple myeloma research project over the three fiscal year period from the date of adoption.

During the fiscal year ended June 30, 2011, the Company determined that the first target goal under the Long-Term Equity Incentive Program had been met and, therefore, recognized $93,500 of compensation.  The Company also determined that the second and third target goals under the Long-Term Equity Incentive Program would not be met.  As such, the eligible shares and options related thereto did not vest and the remaining $374,000 of potential compensation expense was not recognized.